UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Asian Century Quest Capital LLC
Address:        152 West 57th Street, 6th Floor
                New York, NY 10019

13 File Number: 028-13311

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Steve Zang
Title:     CFO
Phone:     212-328-9303
Signature, Place and Date of Signing:

/s/ Steve Zang          New York, NY            February 16, 2010
______________          ______________          _________________
 [Signature]            [City, State]                [Date]


Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT.(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    10


Form 13F Information Table Value Total:    178,533 (thousands)

List of Other Included Managers:           None

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- -------
  A123 SYSTEMS                   COMMON STOCK     03739T108      449    20000 SH       SOLE                  20000        0       0
  BAIDU  ADR                     ADRS STOCKS      056752108     8225   668900 SH       SOLE                 668900        0       0
  COGNIZANT TECHNOLOGY  SOLUTION COMMON STOCK     192446102    59796  1320000 SH       SOLE                1320000        0       0
  DISCOVERY COMMUNICATIONS       COMMON STOCK     25470F104    10734   350000 SH       SOLE                 350000        0       0
  MINDRAY MED INTL LTD  ADR      ADRS STOCKS      602675100    20358   600000 SH       SOLE                 600000        0       0
  NEW ORIENTAL EDUCATION & TECH  ADRS STOCKS      647581107    22699   300000 SH       SOLE                 300000        0       0
  SIRIUS XM RADIO                COMMON STOCK     82967N108      600  1000000 SH       SOLE                1000000        0       0
  TAIWAN SEMICONDUCTOR           ADRS STOCKS      874039100    24024  2100000 SH       SOLE                2100000        0       0
  VANCEINFO TECHNOLOGIES         ADRS STOCKS      921564100     1354   400000 SH       SOLE                 400000        0       0
  VIRGIN MEDIA INC               COMMON STOCK     92769L101    30294  1800000 SH       SOLE                1800000        0       0